                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08600

                        Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                               VALUE
----------                                                                         ------------
             COMMON STOCKS (98.0%)
             Advertising/Marketing Services (2.1%)
    28,640   Omnicom Group, Inc.                                                   $  2,577,886
                                                                                   ------------
             Aerospace & Defense (5.0%)
    37,745   Northrop Grumman Corp.                                                   2,525,141
    84,600   Raytheon Co.                                                             3,745,242
                                                                                   ------------
                                                                                      6,270,383
                                                                                   ------------
             Agricultural Commodities/Milling (1.6%)
    55,370   Archer-Daniels-Midland Co.                                               2,012,146
                                                                                   ------------
             Beverages: Non-Alcoholic (1.1%)
    31,595   Coca-Cola Co. (The)                                                      1,325,726
                                                                                   ------------
             Biotechnology (2.6%)
    89,020   Vertex Pharmaceuticals, Inc. *                                           3,237,657
                                                                                   ------------
             Computer Communications (2.5%)
   148,600   Cisco Systems, Inc. *                                                    3,113,170
                                                                                   ------------
             Computer Peripherals (1.1%)
   100,000   EMC Corp. *                                                              1,351,000
                                                                                   ------------
             Computer Processing Hardware (2.5%)
    45,000   Apple Computer, Inc. *                                                   3,167,550
                                                                                   ------------
             Department Stores (1.7%)
    38,900   Kohl's Corp. *                                                           2,172,176
                                                                                   ------------
             Discount Stores (2.8%)
    63,430   Costco Wholesale Corp.                                                   3,452,495
                                                                                   ------------
             Electrical Products (2.9%)
    43,240   Emerson Electric Co.                                                     3,673,238
                                                                                   ------------
             Electronic Production Equipment (2.1%)
   146,000   Applied Materials, Inc.                                                  2,620,700
                                                                                   ------------
             Environmental Services (3.2%)
   108,020   Waste Management, Inc.                                                   4,046,429
                                                                                   ------------
             Financial Conglomerates (5.0%)
    60,000   American Express Co.                                                     3,228,600
    59,450   Citigroup, Inc.                                                          2,969,528
                                                                                   ------------
                                                                                      6,198,128
                                                                                   ------------
             Food: Major Diversified (3.3%)
    43,350   Kellogg Co.                                                              2,007,539
    67,385   Kraft Foods, Inc. (Class A)                                              2,105,107
                                                                                   ------------
                                                                                      4,112,646
                                                                                   ------------

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
             Household/Personal Care (2.5%)
    52,050   Colgate-Palmolive Co.                                                    3,077,196
                                                                                   ------------
             Industrial Conglomerates (4.1%)
    65,000   General Electric Co.                                                     2,248,350
    64,560   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                              2,824,500
                                                                                   ------------
                                                                                      5,072,850
                                                                                   ------------
             Information Technology Services (2.8%)
    42,130   Electronic Data Systems Corp.                                            1,140,880
    29,300   International Business Machines Corp.                                    2,412,562
                                                                                   ------------
                                                                                      3,553,442
                                                                                   ------------
             Integrated Oil (2.0%)
    39,740   Exxon Mobil Corp.                                                        2,506,799
                                                                                   ------------
             Internet Software/Services (1.6%)
     4,850   Google, Inc. (Class A) *                                                 2,027,009
                                                                                   ------------
             Investment Banks/Brokers (2.7%)
   190,740   Schwab (Charles) Corp. (The)                                             3,414,246
                                                                                   ------------
             Major Banks (2.0%)
    50,000   Bank of America Corp.                                                    2,496,000
                                                                                   ------------
             Media Conglomerates (2.0%)
   139,580   Time Warner, Inc.                                                        2,428,692
                                                                                   ------------
             Medical Specialties (3.2%)
    30,000   Bard (C.R.), Inc.                                                        2,233,800
    44,780   Hospira, Inc. *                                                          1,726,269
                                                                                   ------------
                                                                                      3,960,069
                                                                                   ------------
             Movies/Entertainment (2.4%)
    46,740   Pixar, Inc. *                                                            3,004,915
                                                                                   ------------
             Oilfield Services/Equipment (2.5%)
    40,385   Halliburton Co.                                                          3,156,088
                                                                                   ------------
             Other Consumer Services (1.5%)
    56,270   eBay, Inc. *                                                             1,936,251
                                                                                   ------------
             Packaged Software (3.9%)
    75,000   Microsoft Corp.                                                          1,811,250
   209,000   Oracle Corp. *                                                           3,049,310
                                                                                   ------------
                                                                                      4,860,560
                                                                                   ------------
             Pharmaceuticals: Major (7.4%)
    50,000   Johnson & Johnson                                                        2,930,500
    56,510   Lilly (Eli) & Co.                                                        2,990,509
    67,960   Wyeth                                                                    3,307,613
                                                                                   ------------
                                                                                      9,228,622
                                                                                   ------------
             Property - Casualty Insurers (2.0%)
    45,000   Allstate Corp. (The)                                                     2,542,050
                                                                                   ------------
             Railroads (2.0%)
    28,020   Union Pacific Corp.                                                      2,555,704
                                                                                   ------------
             Semiconductors (1.4%)
    85,000   Intel Corp.                                                              1,698,300
                                                                                   ------------

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
             Specialty Telecommunications (2.2%)
   206,150   Citizens Communications Co.                                              2,737,672
                                                                                   ------------
             Steel (5.4%)
    33,260   Nucor Corp.                                                              3,619,353
    46,350   United States Steel Corp.                                                3,174,975
                                                                                   ------------
                                                                                      6,794,328
                                                                                   ------------
             Telecommunication Equipment (1.8%)
   107,100   Motorola, Inc.                                                           2,286,585
                                                                                   ------------
             Tobacco (3.1%)
    53,170   Altria Group, Inc.                                                       3,889,917
                                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $109,421,808)                                                 122,558,625
                                                                                   ------------

 PRINCIPAL
 AMOUNT IN
 rTHOUSANDS
----------
             SHORT-TERM INVESTMENT (2.1%)
             REPURCHASE AGREEMENT
  $  2,683   Joint repurchase agreement account 4.775% due 05/01/06
             (dated 04/28/06; proceeds $2,684,068) (a) (Cost $2,683,000)              2,683,000
                                                                                   ------------
             TOTAL INVESTMENTS
                (Cost $112,104,808) (b)                                    100.1%   125,241,625
             OTHER LIABILITIES IN EXCESS OF ASSETS                         (0.1)      (163,671)
                                                                           -----   ------------
             NET ASSETS                                                    100.0%  $125,077,954
                                                                           =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,202,222 and the aggregate gross unrealized depreciation is $5,065,405, resulting in net unrealized appreciation of $13,136,817.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
June 20, 2006


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